Aristotle ESG Core Bond Fund
Schedule of Investments
as of December 31, 2023 (Unaudited)

CORPORATE BONDS - 55.6%	Par	Value
Communications - 2.0%
Charter Communications Operating LLC / Charter Communications Operating Capital, 2.30%, 02/01/2032	$250,000	$199,130
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.74%, 03/20/2025 (a)	93,750	92,986
Verizon Communications, Inc.
3.40%, 03/22/2041	150,000	119,489
2.85%, 09/03/2041	50,000	36,976
Warnermedia Holdings, Inc., 5.05%, 03/15/2042	150,000	132,312
		580,893

Consumer Discretionary - 2.5%
Lowe's Cos., Inc., 4.45%, 04/01/2062	250,000	211,189
Marriott International, Inc./MD
5.00%, 10/15/2027	250,000	253,111
2.75%, 10/15/2033	100,000	82,572
Meritage Homes Corp., 3.88%, 04/15/2029 (a)	200,000	184,000
		730,872

Consumer Staples - 2.0%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/2046	150,000	147,153
General Mills, Inc., 4.95%, 03/29/2033	200,000	202,903
Keurig Dr Pepper, Inc., 4.50%, 04/15/2052	250,000	228,947
		579,003

Energy - 0.9%
Enbridge, Inc., 7.38% to 01/15/2028 then 5 yr. CMT Rate + 3.71%, 01/15/2083	249,000	245,477

Financials - 27.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	250,000	217,669
Air Lease Corp., 1.88%, 08/15/2026	450,000	414,163
Allianz SE, 6.35% to 09/06/2033 then 5 yr. CMT Rate + 3.23%, 09/06/2053 (a)	200,000	207,868
Aon Corp. / Aon Global Holdings PLC, 5.35%, 02/28/2033	250,000	256,516
Arthur J Gallagher & Co., 6.50%, 02/15/2034	100,000	109,422
Bank of America Corp.
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	350,000	277,395
3.85% to 03/08/2032 then 5 yr. CMT Rate + 2.00%, 03/08/2037	300,000	263,601
Broadstone Net Lease LLC, 2.60%, 09/15/2031	200,000	155,259
Citigroup, Inc.
2.52% to 11/03/2031 then SOFR + 1.18%, 11/03/2032	250,000	206,204
4.15% to 11/15/2026 then 5 yr. CMT Rate + 3.00%, Perpetual	250,000	215,184
Cooperatieve Rabobank UA, 1.98% to 12/15/2026 then 1 Year CMT Rate + 0.73%, 12/15/2027 (a)	500,000	456,348
Equinix, Inc.
1.80%, 07/15/2027	250,000	226,501
3.90%, 04/15/2032	250,000	232,275
Fiserv, Inc.
3.50%, 07/01/2029	250,000	235,384
5.60%, 03/02/2033	200,000	208,920
GLP Capital LP / GLP Financing II, Inc., 3.25%, 01/15/2032	100,000	84,527
Goldman Sachs Group, Inc., 3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029	500,000	474,988
Healthpeak OP LLC, 1.35%, 02/01/2027	150,000	134,679
JAB Holdings BV, 4.50%, 04/08/2052 (a)	250,000	195,623
Marsh & McLennan Cos., Inc., 5.40%, 09/15/2033	500,000	526,830
Morgan Stanley, 2.94% to 01/21/2032 then SOFR + 1.29%, 01/21/2033	500,000	425,499
Nasdaq, Inc., 5.95%, 08/15/2053	200,000	215,205
Nordea Bank Abp, 1.50%, 09/30/2026 (a)	350,000	319,232
Prologis LP, 5.13%, 01/15/2034	250,000	258,230
Public Storage Operating Co., 5.10%, 08/01/2033	300,000	310,796
State Street Corp., 5.75% to 11/04/2025 then SOFR + 1.35%, 11/04/2026	150,000	152,408
Sumitomo Mitsui Financial Group, Inc., 2.47%, 01/14/2029	500,000	445,312
Truist Bank, 2.64% to 09/17/2024 then 5 yr. CMT Rate + 1.15%, 09/17/2029	250,000	232,762
Ventas Realty LP, 2.65%, 01/15/2025	250,000	242,570
VICI Properties LP / VICI Note Co., Inc. (a)
4.63%, 12/01/2029	100,000	94,326
4.13%, 08/15/2030	200,000	182,391
		7,978,087

Health Care - 5.5%
Amgen, Inc.
4.20%, 03/01/2033	150,000	142,775
3.15%, 02/21/2040	100,000	77,881
Cigna Group, 2.38%, 03/15/2031	200,000	171,035
CVS Health Corp., 1.75%, 08/21/2030	300,000	247,946
Gilead Sciences, Inc., 5.55%, 10/15/2053	200,000	216,881
Humana, Inc.
5.95%, 03/15/2034	200,000	214,151
5.50%, 03/15/2053	100,000	103,922
Pfizer Investment Enterprises Pte Ltd., 5.34%, 05/19/2063	100,000	101,043
UnitedHealth Group, Inc., 4.75%, 05/15/2052	250,000	240,537
Zoetis, Inc., 2.00%, 05/15/2030	100,000	86,154
		1,602,325

Industrials - 7.1%
Allegion US Holding Co., Inc., 3.55%, 10/01/2027	200,000	190,199
Amphenol Corp., 4.75%, 03/30/2026	250,000	250,554
Canadian National Railway Co., 3.85%, 08/05/2032	250,000	237,979
Eaton Corp., 4.15%, 03/15/2033	100,000	97,894
Ferguson Finance PLC, 3.25%, 06/02/2030 (a)	200,000	179,082
Flowserve Corp., 2.80%, 01/15/2032	250,000	206,704
Ingersoll Rand, Inc., 5.70%, 08/14/2033	100,000	105,848
Keysight Technologies, Inc., 3.00%, 10/30/2029	250,000	227,431
nVent Finance Sarl, 2.75%, 11/15/2031	250,000	204,901
Veralto Corp., 5.45%, 09/18/2033 (a)	100,000	103,648
Weir Group PLC, 2.20%, 05/13/2026 (a)	250,000	232,550
		2,036,790

Technology - 6.2%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (a)	250,000	235,750
Broadcom, Inc., 3.19%, 11/15/2036 (a)	12,000	9,731
Dell International LLC / EMC Corp., 4.90%, 10/01/2026	250,000	250,492
Intel Corp., 5.70%, 02/10/2053	350,000	378,753
Marvell Technology, Inc., 5.95%, 09/15/2033	200,000	212,235
Moody's Corp., 4.25%, 08/08/2032	450,000	437,988
Oracle Corp., 2.30%, 03/25/2028	300,000	273,537
		1,798,486

Utilities - 1.8%
Enel Finance International NV, 2.65%, 09/10/2024 (a)	200,000	195,374
NiSource, Inc., 5.00%, 06/15/2052	150,000	140,746
NSTAR Electric Co., 4.95%, 09/15/2052	200,000	195,453
		531,573
TOTAL CORPORATE BONDS (Cost $17,147,688)		16,083,506

U.S. TREASURY OBLIGATIONS - 22.9%	Par	Value
United States Treasury Note/Bond
0.38%, 11/30/2025	1,500,000	1,393,154
2.63%, 05/31/2027	500,000	478,643
0.88%, 11/15/2030	1,000,000	821,719
4.38%, 11/30/2030	1,000,000	1,028,516
3.38%, 05/15/2033	500,000	480,000
1.75%, 08/15/2041	125,000	86,987
4.00%, 11/15/2042	250,000	243,037
1.25%, 05/15/2050	250,000	134,795
1.38%, 08/15/2050	250,000	139,375
1.63%, 11/15/2050	500,000	298,047
1.88%, 02/15/2051	500,000	317,246
2.00%, 08/15/2051	250,000	163,340
1.88%, 11/15/2051	150,000	94,869
2.25%, 02/15/2052	500,000	346,738
2.88%, 05/15/2052	750,000	597,363
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,382,004)		6,623,829

ASSET-BACKED SECURITIES - 9.3%	Par	Value
Ford Credit Auto Owner Trust
Series 2021-2, Class A, 1.53%, 05/15/2034 (a)	350,000	318,722
Series 2021-A, Class B, 0.70%, 10/15/2026	450,000	426,467
Series 2022-D, Class A2A, 5.37%, 08/15/2025	164,695	164,536
Series 2023-B, Class A2A, 5.57%, 06/15/2026	350,000	349,984
GM Financial Revolving Receivables Trust (a)
Series 2021-1, Class A, 1.17%, 06/12/2034	150,000	135,918
Series 2023-2, Class A, 5.77%, 08/11/2036	100,000	103,472
Navient Student Loan Trust (a)
Series 2019-BA, Class A2A, 3.39%, 12/15/2059	324,880	310,952
Series 2020-2A, Class A1A, 1.32%, 08/26/2069	133,769	117,794
Series 2021-1A, Class A1A, 1.31%, 12/26/2069	157,319	131,551
Series 2021-A, Class A, 0.84%, 05/15/2069	112,688	99,248
Santander Consumer USA, Inc., Series 2023-2, Class A2, 5.87%, 03/16/2026	179,633	179,538
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07%, 01/15/2053 (a)	119,391	103,606
Toyota Auto Loan Extended Note Trust, Series 2023-1A, Class A, 4.93%, 06/25/2036 (a)	250,000	251,322
TOTAL ASSET-BACKED SECURITIES (Cost $2,822,257)		2,693,110

COLLATERALIZED LOAN OBLIGATIONS - 5.2% (a)(b)	Par	Value
Magnetite CLO Ltd.
Series 2014-8A, Class AR2, 6.64% (3 mo. Term SOFR + 1.24%), 04/15/2031	232,336	232,501
Series 2020-28A, Class AR, 6.81% (3 mo. Term SOFR + 1.39%), 01/20/2035	250,000	249,706
OCP CLO Ltd., Series 2017-13A, Class A1AR, 6.62% (3 mo. Term SOFR + 1.22%), 07/15/2030	242,676	242,623
Palmer Square CLO Ltd., Series 2018-2A, Class A1A, 6.76% (3 mo. Term SOFR + 1.36%), 07/16/2031	231,471	231,825
Palmer Square Loan Funding Ltd.
Series 2021-1A, Class A1, 6.58% (3 mo. Term SOFR + 1.16%), 04/20/2029	168,297	168,202
Series 2021-3A, Class A1, 6.48% (3 mo. Term SOFR + 1.06%), 07/20/2029	134,073	133,938
Series 2021-4A, Class A2, 7.06% (3 mo. Term SOFR + 1.66%), 10/15/2029	250,000	248,513
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $1,508,508)		1,507,308

MORTGAGE-BACKED SECURITIES - 2.2%	Par	Value
Federal Home Loan Mortgage Corp., Pool SB8079, 2.00%, 12/01/2035	298,870	269,769
Federal National Mortgage Association
Pool MA4123, 2.00%, 09/01/2035	124,004	112,007
Pool MA4206, 2.00%, 12/01/2035	297,391	268,436
TOTAL MORTGAGE-BACKED SECURITIES (Cost $747,364)		650,212

TOTAL INVESTMENTS - 95.2% (Cost $29,607,821)		$27,557,965
Other Assets in Excess of Liabilities - 4.8%		1,376,441
TOTAL NET ASSETS - 100.0%		$28,934,406

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2023, the value of these securities total $5,768,802 or 19.9% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2023.